Stockholders' Deficit	12 Months Ended
Dec. 31, 2015
Stockholders' Deficit [Abstract]
Stockholders' Deficit

Note 3 - Stockholders’ Deficit

The Company has 75,000,000 shares of common stock, par value of $0.001 per share authorized.

Shares

Prior to the Reverse Merger as discussed in Note 1, the Company issued 4,473,686 shares of common stock between January and March 2008 at prices ranging from $0.01 to $0.02 per share for a total of $53,000 cash.

In accordance with the Reverse Merger, the Company cancelled 1,973,684 shares of common stock and issued 21,330,000 shares to the former shareholders of Magnolia Solar, Inc. As a result of these transactions, as of December 31, 2009, there were 23,830,000 shares of common stock issued and outstanding.

The Company effectuated a 1.3157895:1 forward stock split in February 2010, in accordance with the Merger Agreement which resulted in 23,830,000 shares of common stock issued and outstanding.

In February 2014, the Company issued 1,048,950 shares of common stock at its fair value price ($0.06 per share) in lieu of interest payment for a value of $60,000.

In March 2014, the Company issued 94,737 shares of common stock for consulting services for a value of $4,500 at a fair market value price of $0.05 per share.

In April 2014, the Company issued 2,068,965 shares of common stock at its fair value price ($0.03 per share) in lieu of interest payment for a value of $60,000.

In April 2014, the Company issued 160,714 shares of common stock for consulting services for a value of $4,500 at a fair market value price of $0.03 per share.

In August 2014, the Company issued 1,318,682 shares of common stock at its fair value price ($0.05 per share) in lieu of interest payment for a value of $60,000.

In October 2014, the Company issued 1,200,000 shares of common stock at its fair value price ($0.05 per share) in lieu of interest payment for a value of $60,000.

In March 2015, the Company issued 1,195,219 shares of common stock at its fair value price ($0.05 per share) in lieu of interest payment for a value of $60,000.

In April 2015, the Company issued 1,534,526 shares of common stock at its fair value price ($0.04 per share) in lieu of interest payment for a value of $60,000.

In July 2015, the Company issued 1,643,837 shares of common stock at its fair value price ($0.04 per share) in lieu of interest payment for a value of $60,000.

In October 2015, the Company issued 3,333,333 shares of common stock at its fair value price ($0.02 per share) in lieu of interest payment for a value of $60,000.

As of December 31, 2015, the Company had 47,434,231 shares issued and outstanding.

Warrants

Following the closing of the Reverse Merger in December 2009, the Company issued five-year callable warrants (the “2009 Warrants”) to purchase an aggregate of 2,660,000 shares of common stock exercisable at $1.25 per share to investors in a private placement (the “2009 Private Placement”) and further issued seven year placement agent warrants to purchase an aggregate of 725,300 shares of common stock exercisable at $1.05 per share. On December 29, 2011, the exercise price of both the 2009 Warrants and placement agent warrants was reduced to $0.50 per share.

On December 21, 2012, the exercise price of the 2009 Warrants and placement agent warrants were reduced to $0.25 per share. On December 23, 2013, the exercise price of the 2009 Warrants and placement agent warrants were further reduced to $0.10 per share. Additionally, the Company also agreed to extend the expiration date of the 2009 Warrants from December 31, 2014 to December 31, 2016.

On August 15, 2011, the Company issued 400,000 warrants for public relations services. The warrants vest immediately, and are for a term of 5 years with a strike price of $0.50 per share. The warrants have been valued at $59,534 and are reflected in the consolidated financial statements for the year ended December 31, 2014.

As of December 31, 2015, the following warrants are outstanding:

Balance – December 31, 2008	-	-
Issued – in the 26.6 units	2,660,000	$0.10
Issued – to Placement Agent	725,300	$0.10
Balance – December 31, 2009	3,385,300	$0.10
Balance – December 31, 2010	3,385,300	$0.10
Issued – for public relations	400,000	$0.50
Balance – December 31, 2011	3,785,300	$0.14
Balance – December 31, 2012	3,785,300	$0.14
Balance – December 31, 2013	3,785,300	$0.14
Balance – December 31, 2014	3,785,300	$0.14
Balance – December 31, 2015	3,785,300	$0.14

Stock Options

In May 2014, the Company granted 2,450,000 shares of common stock under the 2013 Incentive Stock Option Plan. Under the 2013 Plan, the Company may grant options to purchase up to 5,500,000 shares of common stock to be granted to Company employees, officers, directors, consultants and advisors. The vesting provisions, exercise price and expiration dates will be established by the Board of Directors (the "Board") of the Company at the date of grant, but incentive stock options may be subject to earlier termination, as provided in the 2013 Plan. As of December 31, 2015, there were 2,335,709 shares available for future grant.

The fair value of each option grant was estimated on the date of grant using the Black-Scholes option-pricing model.

Expected volatility was calculated based upon the company’s observed median volatility. The risk-free interest rate assumption is based upon the United States Treasury Bond yield curve in effect at the time of grant for instruments with a similar expected life.

The Company recognized compensation cost related to stock-based compensation in the amount of $31,144, for the year ended December 31, 2015. The Company has not recognized any tax benefits or deductions related to the effects of employee stock-based compensation.

In addition, as of December 31, 2015, approximately $10,382 was related to non-vested options which will be recognized over a weighted-average period of approximately 3.42 years.

No options were exercised under all share-based compensation arrangements for the period ending December 31, 2015.

The following is a summary of stock option activity under the Company's stock option plan:

	Number of Options/Shares	Range of Exercise Prices	Weighted- Average Exercise Price

Outstanding as of December 31, 2014	2,450,000	$0.05	$0.05
Options granted	-	$0.00	$0.00
Options exercised	-	$0.00	$0.00
Options forfeited/expired/cancelled	-	$0.00	$0.00
Outstanding as of December 31, 2015	2,450,000	$0.05	$0.05
Exercisable as of December 31, 2015	2,082,500	$0.05	$0.05
Exercisable as of December 31, 2014	980,000	$0.05	$0.05

Information about stock options outstanding as of December 31, 2015 is as follows:

Exercise Price	Number of Options Outstanding	Weighted-Average Remaining Contractual Life (years)	Number of Options Exercisable
$0.05	2,450,000	3.42	2,082,500
	2,450,000	3.42	2,082,500